Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 12,697,699	¥ 16,107,158
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	11,043,243	14,356,932
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	130,971	159,427
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,129,695	1,168,156
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 393,790	¥ 422,643